Financial instruments - Derivatives not designated as hedge accounting (Details) R$ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 BRL (R$)	Mar. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Mar. 31, 2018 USD ($) item	Mar. 31, 2018 BRL (R$) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Designated as hedges
Recognition of gain (loss)	R$ 13.5	R$ (52.2)
Forward foreign currency contract | Derivatives not designated as hedge
Designated as hedges
Notional amount | $				$ 370.0		$ 370.0
Recognition of gain (loss)	246.0		R$ 219.9
Foreign currency options | Derivatives not designated as hedge
Designated as hedges
Notional amount | $				569.0		544.0
Recognition of gain (loss)	160.5		160.5
Foreign currency options | Senior Notes hedge | Derivatives not designated as hedge
Designated as hedges
Notional amount | $						529.0
Foreign currency options | Loan maturing In April, 2018 hedge | Derivatives not designated as hedge
Designated as hedges
Notional amount | $				$ 15.0		$ 15.0
Interest rate swap contract | Derivatives not designated as hedge
Designated as hedges
Recognition of gain (loss)	(393.3)		(381.0)
Heating oil forward contracts | Derivatives not designated as hedge
Designated as hedges
Notional amount					R$ 102.9		R$ 15.5
Recognition of gain (loss)	R$ 5.2		R$ 4.5
Number of counterparts on local market | item				3	3